SUPPLEMENTAL CASH FLOW INFORMATION - Changes in Other Non-Cash Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in Other Non-Cash Working Capital
Non-cash financing activities	$ (178)	$ (26)	$ 16
Non-cash investing activities	$ 17,682	$ (3,753)	$ 1,523